Leases - Other lease information (Details)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term for operating leases	8 years 1 month 6 days	7 years 8 months 12 days	7 years 10 months 24 days
Weighted-average discount rate for operating leases	3.80%	3.30%	3.00%